Contingencies and Commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Minimum annual lease payment	5 years
Insurance coverage	$ 2,350	$ 2,800